ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of Accrued Expenses and Other Current Liabilities

		December 31,
		2022	2023
		RMB	RMB
Recharge card	(a)	156,003	228,655
Refund liability		128,940	190,591
Accrued payroll and employee benefits		83,955	72,715
VAT and other tax payables		4,629	10,680
Accrued compensation for minority shareholder litigation		20,894	—
Professional service fee		9,454	5,881
Payable for advertisement		5,611	—
Others		7,425	8,574
Total		416,911	517,096
(a)	Recharge card is the amount that customers paid in advance without designated enrollment contract for IT-focused supplementary STEM education training courses.